Investments - Schedule of Major Categories of Net Investment Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major categories of net investment income
Total investment income	$ 66.3	$ 99.8	$ 175.4
Investment expenses	(2.1)	(2.0)	(5.9)
Net investment income	64.2	97.8	169.5
Fixed maturity securities
Major categories of net investment income
Total investment income	52.4	74.1	130.0
Equity securities
Major categories of net investment income
Total investment income	5.4	7.0	9.2
Commercial mortgage loans on real estate
Major categories of net investment income
Total investment income	5.6	10.2	30.4
Policy loans
Major categories of net investment income
Total investment income	0.4	0.5	0.5
Other investments
Major categories of net investment income
Total investment income	2.5	7.7	5.3
Cash and cash equivalents
Major categories of net investment income
Total investment income	$ 0.0	$ 0.3	$ 0.0